Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)

	Shares	Value
COMMON STOCKS - 100.2%
Australia - 3.9%
BHP Group Ltd.	12,200	$ 387,648
Macquarie Group Ltd.	15,200	2,441,865
Santos Ltd.	338,000	1,640,408
Sonic Healthcare Ltd.	80,800	1,521,098
Whitehaven Coal Ltd.	196,700	981,838
		6,972,857
Belgium - 3.2%
Anheuser-Busch InBev SA	49,800	3,291,721
Groupe Bruxelles Lambert NV	8,900	692,997
KBC Group NV	21,500	1,709,274
		5,693,992
Canada - 0.6%
CCL Industries, Inc., Class B	17,400	1,060,764
Denmark - 0.3%
Novo Nordisk AS, Class B	4,800	563,968
France - 10.9%
Accor SA	54,900	2,383,364
Amundi SA (A)	16,800	1,253,896
Capgemini SE	10,098	2,180,111
Cie de Saint-Gobain SA	16,700	1,519,142
Pluxee NV (B)	21,700	457,454
Rexel SA	21,600	624,423
Sanofi SA	22,168	2,539,191
Societe Generale SA	69,100	1,719,131
Sodexo SA	15,000	1,229,752
Teleperformance SE	8,800	911,001
TotalEnergies SE	30,700	1,999,161
Veolia Environnement SA	81,556	2,679,944
		19,496,570
Germany - 10.2%
Allianz SE	5,441	1,786,710
BASF SE	18,500	979,313
Deutsche Boerse AG	7,300	1,712,146
Deutsche Post AG	38,700	1,724,448
Heidelberg Materials AG	20,200	2,194,596
Infineon Technologies AG	54,985	1,925,557
K&S AG	28,600	366,433
SAP SE	15,200	3,458,422
Siemens AG	12,907	2,605,388
Zalando SE (A)(B)	44,300	1,460,637
		18,213,650
Hong Kong - 2.9%
AIA Group Ltd.	203,600	1,824,159
CK Asset Holdings Ltd.	220,700	970,940
CK Hutchison Holdings Ltd.	420,000	2,415,019
		5,210,118
Ireland - 4.8%
AerCap Holdings NV	25,890	2,452,301
AIB Group PLC	310,200	1,776,563
DCC PLC	26,100	1,777,870
	Shares	Value
COMMON STOCKS (continued)
Ireland (continued)
Ryanair Holdings PLC, ADR	8,567	$ 387,079
Smurfit WestRock PLC	43,221	2,135,982
		8,529,795
Israel - 1.0%
Check Point Software Technologies Ltd. (B)	9,200	1,773,852
Italy - 0.3%
Prysmian SpA	6,435	467,035
Japan - 21.1%
Astellas Pharma, Inc. (C)	109,500	1,254,803
Canon, Inc. (C)	42,300	1,384,150
FANUC Corp.	47,600	1,387,678
Fujitsu Ltd.	154,000	3,145,361
Hitachi Ltd.	152,700	4,017,107
Kyocera Corp.	138,600	1,600,807
Nintendo Co. Ltd.	25,100	1,333,544
Olympus Corp.	126,200	2,387,022
ORIX Corp.	124,700	2,878,794
Rakuten Group, Inc. (B)(C)	258,100	1,662,184
Renesas Electronics Corp.	104,500	1,511,605
SBI Holdings, Inc. (C)	91,900	2,106,874
Seven & i Holdings Co. Ltd.	188,400	2,814,366
Sony Group Corp.	219,500	4,241,859
Square Enix Holdings Co. Ltd.	13,600	538,890
Sumitomo Mitsui Financial Group, Inc.	143,400	3,038,114
Toyota Industries Corp.	28,600	2,193,877
		37,497,035
Luxembourg - 2.1%
ArcelorMittal SA	58,800	1,540,768
Eurofins Scientific SE	21,100	1,336,436
Tenaris SA	56,700	892,139
		3,769,343
Netherlands - 4.6%
ASML Holding NV	2,500	2,074,910
EXOR NV	5,500	588,661
Heineken Holding NV	20,843	1,573,053
ING Groep NV, Series N	80,200	1,452,855
Koninklijke Philips NV (B)	14,620	478,788
Prosus NV	36,800	1,608,243
Stellantis NV	29,500	407,453
		8,183,963
Norway - 1.8%
Aker BP ASA	61,638	1,321,196
DNB Bank ASA	88,500	1,814,791
		3,135,987
Republic of Korea - 1.3%
Samsung Electronics Co. Ltd.	48,900	2,299,725
Singapore - 1.7%
DBS Group Holdings Ltd.	99,670	2,950,744
Sweden - 2.9%
Boliden AB	24,500	831,073
Transamerica Series Trust

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Essity AB, Class B	65,200	$ 2,034,480
Husqvarna AB, B Shares	30,400	212,528
Skandinaviska Enskilda Banken AB, Class A	105,200	1,608,167
Volvo AB, B Shares	19,749	521,540
		5,207,788
Switzerland - 7.8%
Cie Financiere Richemont SA, Class A	11,900	1,881,278
Glencore PLC (B)	331,100	1,893,275
Julius Baer Group Ltd.	20,500	1,232,882
Nestle SA	30,476	3,059,303
Novartis AG	14,380	1,650,638
Roche Holding AG	12,932	4,134,695
		13,852,071
United Kingdom - 18.5%
Ashtead Group PLC	26,200	2,026,726
Aviva PLC	177,565	1,148,045
Barratt Developments PLC	109,000	697,598
BP PLC	443,600	2,323,060
Bunzl PLC	14,600	689,818
Burberry Group PLC	29,700	278,349
CNH Industrial NV	128,100	1,421,910
Dowlais Group PLC	322,603	251,666
Entain PLC	73,300	747,924
GSK PLC	94,680	1,919,623
Inchcape PLC	117,787	1,254,291
Informa PLC	71,304	781,896
Kingfisher PLC	286,700	1,234,238
Legal & General Group PLC	627,800	1,899,420
Liberty Global Ltd., Class C (B)	46,123	996,718
Lloyds Banking Group PLC	3,301,900	2,595,712
Pearson PLC	73,600	997,279
Persimmon PLC	42,700	938,238
Reckitt Benckiser Group PLC	31,400	1,921,435
Shell PLC	62,400	2,023,073
Smith & Nephew PLC	151,100	2,339,313
Tesco PLC	408,874	1,960,813
Unilever PLC	39,893	2,580,878
		33,028,023
	Shares	Value
COMMON STOCKS (continued)
United States - 0.3%
Linde PLC	1,300	$ 619,918
Total Common Stocks (Cost $148,561,608)		178,527,198
PREFERRED STOCK - 0.7%
Germany - 0.7%
Henkel AG & Co. KGaA, 2.20% (D)	13,000	1,221,348
Total Preferred Stock (Cost $1,011,494)		1,221,348
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.96% (D)	1,292,965	1,292,965
Total Other Investment Company (Cost $1,292,965)		1,292,965

	Principal	Value
REPURCHASE AGREEMENT - 0.9%
Fixed Income Clearing Corp., 2.10% (D), dated 09/30/2024, to be repurchased at $1,541,567 on 10/01/2024. Collateralized by a U.S. Government Obligation, 0.75%, due 04/30/2026, and with a value of $1,572,308.	$ 1,541,477	1,541,477
Total Repurchase Agreement (Cost $1,541,477)		1,541,477
Total Investments (Cost $152,407,544)		182,582,988
Net Other Assets (Liabilities) - (2.5)%		(4,525,869)
Net Assets - 100.0%		$ 178,057,119
INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	10.2%	$18,665,351
Pharmaceuticals	6.6	12,062,918
Industrial Conglomerates	5.9	10,815,384
Oil, Gas & Consumable Fuels	5.6	10,288,736
Capital Markets	4.8	8,747,663
Insurance	3.7	6,658,334
Household Durables	3.2	5,877,695
Trading Companies & Distributors	3.2	5,793,268
Machinery	3.1	5,737,533
Semiconductors & Semiconductor Equipment	3.0	5,512,072
IT Services	2.9	5,325,472
Transamerica Series Trust

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments	Value
Software	2.9%	$5,232,274
Health Care Equipment & Supplies	2.9	5,205,123
Household Products	2.8	5,177,263
Beverages	2.7	4,864,774
Consumer Staples Distribution & Retail	2.6	4,775,179
Metals & Mining	2.6	4,652,764
Hotels, Restaurants & Leisure	2.4	4,361,040
Financial Services	2.3	4,160,452
Technology Hardware, Storage & Peripherals	2.0	3,683,875
Broadline Retail	1.8	3,270,427
Containers & Packaging	1.8	3,196,746
Food Products	1.7	3,059,303
Specialty Retail	1.5	2,694,875
Multi-Utilities	1.5	2,679,944
Personal Care Products	1.4	2,580,878
Construction Materials	1.2	2,194,596
Textiles, Apparel & Luxury Goods	1.2	2,159,627
Chemicals	1.1	1,965,664
Entertainment	1.0	1,872,434
Air Freight & Logistics	0.9	1,724,448
Electronic Equipment, Instruments & Components	0.9	1,600,807
Health Care Providers & Services	0.8	1,521,098
Building Products	0.8	1,519,142
Life Sciences Tools & Services	0.7	1,336,436
Distributors	0.7	1,254,291
Diversified Consumer Services	0.5	997,279
Diversified Telecommunication Services	0.5	996,718
Real Estate Management & Development	0.5	970,940
Professional Services	0.5	911,001
Energy Equipment & Services	0.5	892,139
Media	0.4	781,896
Electrical Equipment	0.3	467,035
Commercial Services & Supplies	0.3	457,454
Automobiles	0.2	407,453
Passenger Airlines	0.2	387,079
Automobile Components	0.1	251,666
Investments	98.4	179,748,546
Short-Term Investments	1.6	2,834,442
Total Investments	100.0%	$ 182,582,988
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$10,848,524	$167,678,674	$—	$178,527,198
Preferred Stock	—	1,221,348	—	1,221,348
Other Investment Company	1,292,965	—	—	1,292,965
Repurchase Agreement	—	1,541,477	—	1,541,477
Total Investments	$12,141,489	$170,441,499	$—	$182,582,988
Transamerica Series Trust

Transamerica TSW International Equity VP

SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, the total value of 144A securities is $2,714,533, representing 1.5% of the
Portfolio's net assets.

(B)	Non-income producing security.
(C)
All or a portion of the security is on loan. The total value of the securities on loan is $4,998,738, collateralized by cash collateral of $1,292,965 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $3,968,098. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(D)	Rate disclosed reflects the yield at September 30, 2024.
(E)
There were no transfers in or out of Level 3 during the period ended September 30, 2024. Please reference the Investment Valuation section of the
Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
Transamerica Series Trust

Transamerica TSW International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS
At September 30, 2024
(unaudited)
INVESTMENT VALUATION
Transamerica TSW International Equity VP (formerly, Transamerica TS&W International Equity VP) (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at September 30, 2024, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica TSW International Equity VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At September 30, 2024
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust